Statements of Cash Flows (USD $)	3 Months Ended	5 Months Ended
	Jun. 30, 2011	Jun. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (11,072)	$ (14,895)
Changes in operating assets and liabilities:
Prepaid legal fees	2,233	0
Accounts payable and accrued liabilities	1,185	1,185
Net cash used in operating activities	(7,654)	(13,710)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash provided by (used in) investing activities	0	0
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of common stock for cash	5,000	24,000
Net cash provided by financing activities	5,000	24,000
Net increase (decrease) in cash and cash equivalents	(2,654)	10,290
Cash and cash equivalents - beginning of period	12,944	0
Cash and cash equivalents - end of period	10,290	10,290
Supplemental Cash Flow Disclosure:
Cash paid for interest	0	0
Cash paid for income taxes	$ 0	$ 0